CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and equivalents

	2025	2024
Cash at bank	174,119	63,056
Term deposits	111,937	207,133
Cash and Cash Equivalents	286,056	270,189